Goodwill and Intangibles	6 Months Ended
Feb. 24, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangibles
Goodwill and Intangibles
The following table presents the changes in goodwill:

Total
Balance, August 26, 2017 (Successor)	$465,030
Goodwill working capital adjustment	1,757
Measurement period adjustment of the Business Combination	4,640
Balance as of February 24, 2018 (Successor)	$471,427

Changes in the Company’s Goodwill from August 26, 2017 to February 24, 2018 resulted from the finalization of the acquisition method of accounting as described in Note 3 above. There were no impairment charges related to goodwill during these periods or since the inception of the Company.

Intangible assets, net in our condensed consolidated balance sheets consist of the following:

Successor		February 24, 2018
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	2,482	56,518
Proprietary recipes and formulas	7 years	7,000	631	6,369
Licensing agreements	14 years	22,000	991	21,009
		$320,000	$4,104	$315,896

Successor		August 26, 2017
	Useful life	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets with indefinite life:
Brands and trademarks	Indefinite life	$232,000	$—	$232,000
Intangible assets with finite lives:
Customer relationships	15 years	59,000	515	58,485
Proprietary recipes and formulas	7 years	7,000	131	6,869
Licensing agreements	14 years	22,000	206	21,794
		$320,000	$852	$319,148
Intangible assets, net changed due to regular amortization expense. Amortization expenses related to intangible assets during the thirteen weeks ended February 24, 2018 and February 25, 2017 were $1.6 million and $2.2 million respectively. Amortization expenses related to intangible assets during the twenty-six weeks ended February 24, 2018 and February 25, 2017 were $3.3 million and $4.4 million respectively.
Estimated future amortization for each of the next five fiscal years and thereafter is as follows:

(In thousands by fiscal year)
Remainder of 2018	$3,253
2019	6,505
2020	6,505
2021	6,505
2022	6,505
2023 and thereafter	54,623